Long-Term Investments - Summary of long-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments.
Equity securities without readily determinable fair value - Balances, beginning	¥ 11,969	¥ 11,812	¥ 2,741
Equity securities without readily determinable fair value - Additions	24,208		9,900
Equity securities without readily determinable fair value - Impairment	(2,060)	0	(784)
Equity securities without readily determinable fair value - Foreign currency translation adjustment	(512)	(157)	45
Equity securities without readily determinable fair value - Balances, ending	¥ 33,605	¥ 11,969	¥ 11,812